UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.2%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000	913,370
Arizona--3.8%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,318,150
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,594,250
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/17	3,405,000	4,131,355
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,120,300
California--14.0%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,603,318
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000	6,176,500
California,
GO (Insured; AMBAC)	6.00	2/1/18	2,245,000	2,824,951
California,
GO (Various Purpose)	5.25	10/1/20	2,300,000	2,820,007
California,

GO (Various Purpose)	5.75	4/1/31	7,725,000		8,921,139
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,158,800
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,532,920
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	2,955,000		3,480,754
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	a	60,778
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,165,400
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,091,500
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,195,055
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,318,100
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,585,000		1,299,494
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000	a	2,384,244
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	1,920,000	a	2,110,157

Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	a	3,479,911
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,977,300
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,607,150
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,672,395
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000		2,396,280
Colorado--1.9%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000		1,103,762
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	25,000		25,477
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,510,000		1,628,731
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,050,790
Metro Wastewater Reclamation
District, Sewer Improvement
Revenue	5.00	4/1/17	1,925,000		2,335,352
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000		1,251,860
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	2,065,000		2,410,495
Connecticut--.7%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of

Connecticut Project)	5.50	4/1/21	3,000,000		3,358,950
Delaware--.6%
Delaware,
GO	5.00	10/1/16	2,500,000		3,002,250
District of Columbia--.5%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/27	2,425,000		2,705,354
Florida--4.9%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000		3,631,863
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	925,000		925,971
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,366,930
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,340,000		2,661,703
Miami-Dade County,
Aviation Revenue (Miami
International Airport - Hub of
the Americas) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/33	1,285,000		1,290,988
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,600,000		2,999,516
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,549,298
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/19	2,325,000		2,879,536
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	b	58,061

Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	c	1,296,463
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	c	380,430
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,061,410
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/12	1,730,000	a	1,804,684
Georgia--3.5%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,295,020
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,314,812
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000		2,226,340
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	4,250,000		4,713,930
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000		3,306,250
Hawaii--.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,095,290
Illinois--5.8%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,500,000		4,045,160

Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	11,246,300
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	169,449
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,803,675
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,128,200
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000	2,000,320
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000	4,465,356
Indiana--.4%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,818,915
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,576,200
Kentucky--3.0%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,251,465
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,646,050
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,587,760

Louisiana--.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,163,500
Maine--.4%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000	2,297,160
Maryland--2.8%
Howard County,
Consolidated Public
Improvement Project GO	5.00	8/15/17	2,500,000	3,076,450
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/20	2,500,000	3,159,375
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,867,185
Prince George's County,
Consolidated Public
Improvement GO	5.00	9/15/23	4,655,000	5,970,782
Massachusetts--3.3%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,652,900
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,571,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	4,270,210
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American

Hingham Project)	6.95	12/1/35	2,450,000		2,451,274
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,021,215
Michigan--6.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000		3,721,530
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,997,275
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,907,900
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/17	2,590,000		2,987,280
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,225,000		6,062,528
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000		394,084
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000	a	2,719,860
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		6,127,300
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,802,975
Missouri--1.4%

Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.38	12/1/12	1,370,000	a	1,428,389
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000		5,972,400
Nevada--.8%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000		3,197,423
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000		1,092,420
New Jersey--2.9%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000		3,716,700
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	1,250,000		1,481,725
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,000,000		1,878,660
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,640,000		2,311,399
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000	a	5,598,382
New Mexico--1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,255,000
New York--12.4%

Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	d,e	11,582,651
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,936,550
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,113,662
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,890,850
New York City,
GO	5.00	10/1/36	5,000,000		5,634,400
New York City Health and Hospital
Corporation, GO	5.00	2/15/18	5,265,000		6,251,135
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,695,400
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,701,760
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,095,130
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000		4,360,755
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000		5,109,450
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000		2,713,075
New York State Dormitory
Authority, State Personal

Income Tax Revenue (General
Purpose)	5.00	8/15/18	5,000,000	6,155,400
North Carolina--2.0%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	765,000	799,020
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000	9,253,200
Ohio--.6%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,035,760
Oklahoma--.9%
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,581,840
Oregon--1.1%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	4,885,000	5,565,578
Pennsylvania--2.9%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	3,246,380
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,150,000	996,647
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,918,750
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,591,040
South Carolina--1.7%

Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	2,500,000	2,840,075
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,693,350
Tennessee--1.1%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000	2,657,267
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000	3,001,825
Texas--6.9%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	650,000	97,643
Frisco Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/30	5,000,000	5,996,250
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	2,500,000	2,844,600
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	13,133,237
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,960,608
San Antonio,
Water System Revenue	5.00	5/15/36	3,945,000	4,429,209
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	2,875,000	2,928,935
Virginia--.8%
Virginia Housing Development
Authority, Commonwealth

Mortgage Revenue	6.25	7/1/31	3,470,000	3,882,895
Washington--4.2%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	2,180,000	2,547,657
Washington,
GO (Various Purpose)	5.00	7/1/16	2,500,000	2,966,100
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,614,695
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,181,579
West Virginia--1.1%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,687,300
Wisconsin--1.3%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,468,664
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,115,160
U.S. Related--3.0%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,141,690
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	3,392,340
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	2,500,000	3,610,400
Puerto Rico Sales Tax Financing

Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,500,000		1,721,955
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000		5,664,950
Total Long-Term Municipal Investments
(cost $456,969,434)					504,785,162
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.4%	Rate (%)	Date	Amount ($)		Value ($)
California--1.1%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.04	2/1/12	1,500,000	f	1,500,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.04	2/1/12	4,000,000	f	4,000,000
New York--1.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.03	2/1/12	4,000,000	f	4,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.05	2/1/12	2,800,000	f	2,800,000
Total Short-Term Municipal Investments
(cost $12,300,000)					12,300,000
Total Investments (cost $469,269,434)			101.2%		517,085,162
Liabilities, Less Cash and Receivables			(1.2%)		(6,174,236)
Net Assets			100.0%		510,910,926

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing--security in default.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, this security was valued at $11,582,651 or 2.3% of net assets.
f Variable rate demand note - rate shown is the interest rate in effect at January 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2012, net unrealized appreciation on investments was $47,815,728 of which $49,657,864 related to appreciated investment securities and $1,842,136 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	517,027,101	58,061	517,085,162

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)